Average Annual Total Returns - Transamerica PIMCO Total Return VP	Initial 1 Year	Initial 5 Years	Initial 10 Years	Initial Inception Date	Service 1 Year	Service 5 Years	Service 10 Years	Service Inception Date	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	7.68%	4.55%	3.90%	May 01, 2002	7.40%	4.29%	3.65%	May 01, 2003	7.51%	4.44%	3.84%